Vessels	6 Months Ended
Jun. 30, 2012
Vessels (Abstract)
Vessels

4.Vessels

Acquisitions

There were no vessel acquisitions in the first six months of 2012. In the first six months of 2011, the Company acquired the newbuilding Spyros K at a total cost of $73,956.

Sales

There were no vessel sales in the first six months of 2012. In the first six months of 2011, the Company sold the aframax tankers Opal Queen for $34,000, realizing a gain of $5,802, and Vergina II for $10,925, realizing a loss of $801, which is separately reflected in the accompanying Consolidated Statements of Income.

Held for Sale and impairment

In the latter part of 2011, events occurred and circumstances changed, which in the ensuing period indicated that the carrying amounts of the VLCC tankers La Madrina and La Prudencia, built in 1994 and 1993 respectively, were not fully recoverable. More specifically, market conditions led to a significant drop in VLCC tanker hire rates and the preference for younger vessels. The Company determined that these vessels met the criteria to be classified as held for sale at December 31, 2011. Therefore, the Company remeasured the vessels at fair value less costs to sell and recognized a total impairment charge of $39,434. Consequently, the total carrying values at December 31, 2011 of $30,987 for La Madrina and $49,875 for La Prudencia were written down to $20,714 each, which is a level 3 measurement of fair market value of the vessel as determined by management taking into consideration valuations from independent marine valuers and making use of current available market data relating to the vessel and similar vessels (Note 12(c)). The vessels are still classified as held for sale at June 30, 2012. There were no vessels held for sale at June 30, 2011.